UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
            --------------------------------------------------------------------
Address:    49 Riverside Avenue
            --------------------------------------------------------------------
            Westport, CT 06880
            --------------------------------------------------------------------

Form 13F File Number:   28-12170
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E Scott
            --------------------------------------------------------------------
Title:      CCO
            --------------------------------------------------------------------
Phone:      646-415-8159
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David E Scott                Danbury, CT              05/15/2012
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

First Trust Advisors L.P.   13F File Number:  028-06487

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------
Form 13F Information Table Entry Total:     94
                                            ------------------------------
Form 13F Information Table Value Total:     $ 1,434,428
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. First Trust Advisors L.P.   13F File Number:  028-06487

EIP All Accounts
As-of 3-31-12

                                                                                                                     Voting
                                                                                                                    Authority
                                                           Market Value $   Shares/  Investment    Other    -----------------------
     Name of Issuer              Title of Class    CUSIP      (x1000)       Quantity Discretion  Managers    Sole     Shared   None
-----------------------------    --------------  --------- -------------- ---------- ----------  --------   ------- --------  -----
Amerigas Partners L P            Unit L P Int    030975106     18,887        466,127    OTHER        1                466,127
Amerigas Partners L P            Unit L P Int    030975106      9,661        238,436    SOLE       NONE     238,436
Buckeye Partners L P             Unit LTD Partn  118230101     28,891        472,222    OTHER        1                472,222
Buckeye Partners L P             Unit LTD Partn  118230101     20,974        342,827    SOLE       NONE     342,827
El Paso Pipeline Partners L      Com Unit LPI    283702108     20,845        597,450    OTHER        1                597,450
El Paso Pipeline Partners L      Com Unit LPI    283702108     18,047        517,242    SOLE       NONE     517,242
Enterprise Products Partners LP  Com             293792107     47,354        938,253    OTHER        1                938,253
Enterprise Products Partners LP  Com             293792107     35,528        703,934    SOLE       NONE     703,934
Holly Energy Partners L P        Com Ut Ltd Ptn  435763107     20,512        336,047    OTHER        1                336,047
Holly Energy Partners L P        Com Ut Ltd Ptn  435763108     14,984        245,475    SOLE       NONE     245,475
Inergy LP                        Unit Ltd Ptnr   456615103      2,663        162,674    OTHER        1                162,674
ITC Holdings Corp                Com             465685105      5,386         70,000    OTHER        1                 70,000
ITC Holdings Corp                Com             465685105      6,815         88,570    SOLE       NONE      88,570
Kinder Morgan Energy Partner     Ut Ltd Partner  494550106     17,028        205,771    OTHER        1                205,771
Magellan Midstream Prtnrs LP     Com Unit RP LP  559080106     53,866        744,627    OTHER        1                744,627
Magellan Midstream Prtnrs LP     Com Unit RP LP  559080106     28,261        390,669    SOLE       NONE     390,669
Northeast Utils                  Com             664397106     15,806        425,800    OTHER        1                425,800
Northeast Utils                  Com             664397106      7,424        199,990    SOLE       NONE     199,990
Oiltanking Partners, LP          Unit Ltd        678049107      2,089         68,000    OTHER        1                 68,000
Oiltanking Partners, LP          Unit Ltd        678049107      1,315         42,800    SOLE       NONE      42,800
Oneok Inc New                    Com             682680103      8,180        100,166    OTHER        1                100,166
Oneok Inc New                    Com             682680103        111          1,361    SOLE       NONE       1,361
Penn VA Resources Partners L     Com             707884102     11,950        547,428    OTHER        1                547,428
Penn VA Resources Partners L     Com             707884102          -              -    SOLE       NONE           -
Plains All Amern Pipeline LP     Unit Ltd Partn  726503105     50,101        638,634    OTHER        1                638,634
Plains All Amern Pipeline LP     Unit Ltd Partn  726503105     18,687        238,198    SOLE       NONE     238,198
Questar Corp                     Com             748356102      9,341        485,000    OTHER        1                485,000
Sempra Energy                    Com             816851109      2,998         50,000    OTHER        1                 50,000
Sempra Energy                    Com             816851109      4,568         76,189    SOLE       NONE      76,189
Southern Co                      Com             842587107     15,276        340,000    OTHER        1                340,000
Southern Co                      Com             842587107      1,643         36,568    SOLE       NONE      36,568
Spectra Energy Corp              Com             847560109     19,921        631,400    OTHER        1                631,400
Spectra Energy Corp              Com             847560109        918         29,091    SOLE       NONE      29,091
Suburban Propane Partners LP     Unit Ltd Partn  864482104      1,398         32,500    OTHER        1                 32,500
UGI Corp New                     Com             902681105     27,619      1,013,530    OTHER        1              1,013,530
UGI Corp New                     Com             902681105     13,728        503,772    SOLE       NONE     503,772
Western Gas Partners LP          Com Unit LP IN  958254104      4,910        106,400    OTHER        1                106,400
Williams Cos Inc Del             Com             969457100     46,778      1,518,258    OTHER        1              1,518,258
Williams Cos Inc Del             Com             969457100     13,149        426,766    SOLE       NONE     426,766
Wisconsin Energy Corp            Com             976657106      2,639         75,000    OTHER        1                 75,000
Alliance Holdings GP LP          Com Units LP    01861G100      5,655        129,850    OTHER        1                129,850
Alliance Holdings GP LP          Com Units LP    01861G100      7,079        162,555    SOLE       NONE     162,555
Alliance Res Partner L P         Ut Ltd Part     01877R108      9,965        165,800    OTHER        1                165,800
Alliance Res Partner L P         Ut Ltd Part     01877R108     12,131        201,850    SOLE       NONE     201,850
Centerpoint Energy Inc           Com             15189T107     20,954      1,062,600    OTHER        1              1,062,600
Centerpoint Energy Inc           Com             15189T107      1,110         56,290    SOLE       NONE      56,290
Dominion Res Inc VA New          Com             25746U109     24,432        477,100    OTHER        1                477,100
Dominion Res Inc VA New          Com             25746U109      8,718        170,233    SOLE       NONE     170,233
Duke Energy Corp New             Com             26441C105      8,091        385,100    OTHER        1                385,100
EV Energy Partners LP            Com Units       26926V107      1,873         26,920    SOLE       NONE      26,920
El Paso Corp                     Com             28336L109     24,586        832,000    OTHER        1                832,000
El Paso Corp                     Com             28336L109      4,586        155,180    SOLE       NONE     155,180
ENBRIDGE INC                     Com             29250N105     22,545        580,299    OTHER        1                580,299
ENBRIDGE INC                     Com             29250N105      9,400        241,948    SOLE       NONE     241,948
Enbridge Energy Partners L P     Com             29250R106     17,220        556,026    OTHER        1                556,026
Enbridge Energy Partners L P     Com             29250R106         62          2,000    SOLE       NONE       2,000
Enbridge Energy Management L     Shs Units LLI   29250X103      7,743        243,183    OTHER        1                243,183
Enbridge Energy Management L     Shs Units LLI   29250X103     13,288        417,338    SOLE       NONE     417,338
Energy Transfer Prtnrs L P       Unit Ltd Partn  29273R109     17,396        370,844    OTHER        1                370,844
Energy Transfer Equity LP        Com Ut Ltd Ptn  29273V100     17,969        445,879    OTHER        1                445,879
Energy Transfer Equity LP        Com Ut Ltd Ptn  29273V100     12,117        300,664    SOLE       NONE     300,664
Exelon Corp                      Com             30161N101     11,624        296,450    OTHER        1                296,450
Exelon Corp                      Com             30161N101        242          6,180    SOLE       NONE       6,180
Kinder Morgan Management LLC     Shs             49455U100     67,891        909,697    OTHER        1                909,697
Kinder Morgan Management LLC     Shs             49455U100     18,441        247,098    SOLE       NONE     247,098
Kinder Morgan Inc. Del           Com             49456B101     17,818        461,000    OTHER        1                461,000
Kinder Morgan Inc. Del           Com             49456B101      4,331        112,050    SOLE       NONE     112,050
MLP & Strategic Equity FD IN     Com             55312N106        847         47,600    SOLE       NONE      47,600
Natural Resource Partners LP     Com Unit L P    63900P103     15,117        630,130    OTHER        1                630,130
Natural Resource Partners LP     Com Unit L P    63900P103      2,577        107,440    SOLE       NONE     107,440
NextEra Energy Inc               Com             65339F101     18,348        300,400    OTHER        1                300,400
NextEra Energy Inc               Com             65339F101      4,356         71,319    SOLE       NONE      71,319
Nisource, Inc.                   Com             65473P105     28,828      1,183,900    OTHER        1              1,183,900
Nisource, Inc.                   Com             65473P105      9,115        374,315    SOLE       NONE     374,315
Nustar Energy LP                 Unit Com        67058H102     33,726        570,846    OTHER        1                570,846
Nustar Energy LP                 Unit Com        67058H102     22,493        380,722    SOLE       NONE     380,722
NuStar GP Holdings LLC           Unit Restg LLC  67059L102     11,822        341,490    OTHER        1                341,490
NuStar GP Holdings LLC           Unit Restg LLC  67059L102     17,866        516,074    SOLE       NONE     516,074
Oneok Partners LP                Unit Ltd Partn  68268N103     23,357        427,240    OTHER        1                427,240
Oneok Partners LP                Unit Ltd Partn  68268N103      4,343         79,440    SOLE       NONE      79,440
Spectra Energy Partners LP       Com             84756N109      9,136        285,960    OTHER        1                285,960
Spectra Energy Partners LP       Com             84756N109      9,972        312,118    SOLE       NONE     312,118
Sunoco Logistics Prtnrs LP       Com Units       86764L108     34,597        915,020    OTHER        1                915,020
Sunoco Logistics Prtnrs LP       Com Units       86764L108     18,280        483,460    SOLE       NONE     483,460
TC Pipelines LP                  Ut Com Ltd Prt  87233Q108     28,820        641,025    OTHER        1                641,025
TC Pipelines LP                  Ut Com Ltd Prt  87233Q108     13,151        292,501    SOLE       NONE     292,501
Transcanada Corp                 Com             89353D107     36,180        841,391    OTHER        1                841,391
Transcanada Corp                 Com             89353D107      1,983         46,119    SOLE       NONE      46,119
Transmontaigne Partners L P      Com Unit L P    89376V100     17,023        489,728    OTHER        1                489,728
Transmontaigne Partners L P      Com Unit L P    89376V100      9,171        263,830    SOLE       NONE     263,830
Williams Partners LP             Com Unit L P    96950F104     15,016        265,355    OTHER        1                265,355
Williams Partners LP             Com Unit L P    96950F104     13,082        231,180    SOLE       NONE     231,180
Teekay LNG Partners LP           Prtnrsp Units   Y8564M105     23,509        600,328    OTHER        1                600,328
Teekay LNG Partners LP           Prtnrsp Units   Y8564M105     14,199        362,595    SOLE       NONE     362,595